STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		14 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 7,980		$ 7,980
General and administrative -
Filing fees	5,690	1,241	6,931
Professional fees	31,735	188	31,923
Franchise tax expense	400		400
Other costs	1,020	175	1,195
Total general and administrative expenses	38,845	1,604	40,449
(Loss) from Operations before income taxes	(30,865)	(1,604)	(32,469)
Provision for income taxes
(Loss) from Operations	(30,865)	(1,604)	(32,469)
Extraordinary Item- Loss form flood	(13,000)		(13,000)
Net (Loss)	$ (43,865)	$ (1,604)	$ (45,469)
(Loss) Per Common Share:
(Loss) per common share - Basic and Diluted	$ (0.04)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	1,128,962	854,167